Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts receivables [Abstract]
Schedule of accounts receivable	2023 2022 Trade receivables $ 413,792 $ 167,688 GST/VAT receivables 6,772 5,856 Other receivables 1,769 10,400 Total $ 422,333 $ 183,944